Accounts Receivable - Schedule of Movement in the Allowance for Credit Losses (Details) - Trade Accounts Receivable [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable - Schedule of Movement in the Allowance for Credit Losses (Details) [Line Items]
Balance at beginning of year	¥ (6,752)	$ (966)	¥ (6,373)
Additions	(213)	(30)	(911)
Reversals	307	44	532
Balance at end of year	¥ (6,658)	$ (952)	¥ (6,752)